Summary of Significant Accounting Policies - Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition [Line Items]
Disaggregation of Revenue	$ 14,818,459	$ 13,723,478
Integrated cross-border logistics services [Member]
Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition [Line Items]
Disaggregation of Revenue	13,505,109	12,751,847
Air freight forwarding services [Member]
Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition [Line Items]
Disaggregation of Revenue	$ 1,313,350	$ 971,631